As filed with the SEC on September 7, 2023 .	Registration Nos. 002-89558
811-03971
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 56	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 68	☑

(Check appropriate box or boxes.)

PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
800-778-2255
(Address and telephone number of principal executive offices)
_____________

Christopher J. Madin
Vice President and Corporate Counsel
Pruco Life Insurance Company
280 Trumbull Street
Hartford, Connecticut 06103
(Name and address of agent for service)
_____________

Approximate Date of Proposed Public Offering: ___

It is proposed that this filing will become effective (check appropriate space):

☑ immediately upon filing pursuant to paragraph (b) of rule 485
☐ on (date) pursuant to paragraph (b) of rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of rule 485
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:
☑ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE:

The Registrant is filing this Post-Effective Amendment No. 56 to Registration Statement No. 002-89558 for the purpose of including in the Registration Statement a supplement containing restated financial statements incorporated by reference and Part C - Other Information. This Post-Effective Amendment No. 56 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 55, filed on April 4, 2023.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Appreciable Account

Supplement dated September 7, 2023,
to
Statement of Additional Information dated May 1, 2023,
for
Variable Appreciable Life® & Variable Universal Life Contracts

This supplement updates and amends certain information contained in the current statement of additional information for your variable life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

This supplement to the statement of additional information updates certain information in the December 31, 2022 financial statements of the Depositor.

The section titled EXPERTS is hereby deleted and replaced with the following.

The financial statements of each of the subaccounts of Pruco Life Variable Appreciable Account as of the dates presented and for each of the periods indicated therein filed on Form N-VPFS dated April 4, 2023 and the current report of Pruco Life Insurance Company on Form 8-K dated July 14, 2023 are incorporated in this statement of additional information by reference. Such financial statements have been incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Actuarial matters included in this statement of additional information have been examined by Brian Peterfreund, FSA, MAAA, Vice President and Actuary of Prudential.

The section titled FINANCIAL STATEMENTS is hereby deleted and replaced with the following.

The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and its subsidiary, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

The financial statements of the Pruco Life Variable Appreciable Account are hereby incorporated by reference to Form N-VPFS dated April 4, 2023.

The current report of Pruco Life Insurance Company is hereby incorporated by reference to Form 8-K dated July 14, 2023.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

SAIPRODSUP008
VAL, VUL

OTHER INFORMATION

Item 30. Exhibits

Exhibit Number Description Of Exhibit

(a)	Board of Directors Resolution:
	(i)	Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Appreciable Account. (Note 4)

(b)	Custodian Agreements:
Not applicable.

(c)	Underwriting Contracts:
	(i)	Distribution Agreement between Pruco Securities, LLC and Pruco Life Insurance Company. (Note 6)
	(ii)	Selling Agreement used from 11-2008. (Note 5)
	(iii)	Selling Agreement used from 1-2008 to 11-2008. (Note 5)
	(iv)	Selling Agreement used from 11-2007 to 1-2008. (Note 5)
	(v)	Selling Agreement used from 12-2006 to 11-2007. (Note 5)
	(vi)	Selling Agreement used from 11-2005 to 12-2006. (Note 5)
	(vii)	Selling Agreement used from 9-2003 to 11-2005. (Note 5)
	(viii)	Selling Agreement used from 3-1999 to 9-2003. (Note 5)

(d)	Contracts:
For use with VALA-86 and VALB-86:
	(i)	Variable Appreciable Life Insurance Contract with Fixed death benefit VALA--86. (Note 16)
	(ii)	Variable Appreciable Life Insurance Contract with variable death benefit - VALB--86. (Note 16)
	(iii)	Applicant's Waiver of Premium Benefit - AL 150 A (Note 16)
	(iv)	Appreciable Plus Rider - AL 500 A (Note 16)
	(v)	Automatic Premium Loan (MD & RI Only) - PLI 114-84 (Note 16)
	(vi)	Decreasing Term Insurance Benefit on Life of Insured - AL 130 A (Note 16)
	(vii)	Decreasing Term Insurance Benefit on Life of Insured Spouse - AL 180 A (Note 16)
	(viii)	Exclusion of Aviation Risk - PLI 228-86 (Note 16)
	(ix)	Exclusion of Military Aviation Risk - PLI 233-86 (Note 16)
	(x)	Insured’s Waiver of Premium Benefit - AL 100 A (Note 16)
	(xi)	Insured's Accidental Death Benefit - AL 110 A (Note 16)
	(xii)	Interim Term Insurance Benefit - AL 160 A (Note 16)
	(xiii)	Lack of Evidence of Insurability on a Child - PLI 75-82 (Note 16)
	(xiv)	Level Term Insurance Benefit on Dependent Children - AL 182 A (Note 16)
	(xv)	Level Term Insurance Benefit on Dependent Children (carry over rider from one policy to another ("CLT rider") - AL 184 A (Note 16)
	(xvi)	Level Term Insurance Benefit on Dependent Children (prior contract converted and rider added for first time) ("CLT rider") - AL 185 A (Note 16)
	(xvii)	Level Term Insurance Benefit on Life of Insured (10 & 20 yrs) - AL 131 A (Note 16)
	(xviii)	Living Needs Benefit Rider - ORD 87241-90-P (Note 16)
	(xix)	Modification of Incontestability and Suicide Provisions - PLI 76-82 (Note 16)
	(xx)	Modifying Waiver of Premium Benefit - PLI 77-82 (Note 16)
	(xxi)	Option to Purchase Additional Insurance on Life of Insured - AL 140 A (Note 16)
	(xxii)	Supplementary Monthly Renewable Non-Convertible One Month Term Insurance

	(i)	for use with fixed death benefit Contract - VALA 500 (Note 16)
	(ii)	for use with variable death benefit Contract - VALB 500 (Note 16)
	(xxiii)	Term Insurance Benefit on Life of Insured Spouse-Decreasing Amount After Three Years - AL 181 A (Note 16)
	(xxiv)	Term Insurance Benefit on Life of Insured—Decreasing Amount After Three Years - AL 136 A (Note 16)
	(xxv)	Terminate a Supplementary Benefit - PLI 78-82 (Note 16)
	(xxvi)	Endorsement for Contracts issued in connection with tax-qualified pension plans - PLI 251-86 (Note 16)
	(xxvii)	Endorsement for Conversion of a Dependent Child - PLI 83-82 (Note 16)
	(xxviii)	Endorsement for Conversion of Level Term Insurance Benefit on a Child - PLI 85-82 (Note 16)

For use with VALA-84 and VALB-84:
	(xxix)	Variable Appreciable Life Insurance Contract with fixed Death Benefit. - VALA--84 (Note 16)
	(xxx)	Variable Appreciable Life Insurance Contract with Variable Death Benefit - VALB--84. (Note 16)
	(xxxi)	Applicant's Waiver of Premium Benefit AL 150 (Note 16)
	(xxxii)	Appreciable Plus Rider AL 500A (Note 16)
	(xxxiii)	Automatic Premium Loan (MD & RI Only) PLI 114-84 (Note 16)
	(xxxiv)	Certification guaranteeing Right to Convert for use in Virginia PLI 73-82 (Note 16)
	(xxxv)	Covering lack of Evidence of Insurability on a Child PLI 75-82 (Note 16)
	(xxxvi)	Decreasing Term Insurance Benefit on Life of Insured AL 130 (Note 16)
	(xxxvii)	Decreasing Term Insurance Benefit on Life of Insured Spouse AL 180 - (Note 16)
	(xxxviii)	Election of Variable Reduced Paid-up Insurance PLI 121-84 (Note 16)
	(xxxix)	Exclusion for War Risk PLI 124-84 (Note 16)
	(xl)	Exclusion of Aviation Risk PLI 122-84 (Note 16)
	(xli)	Exclusion of Military Aviation Risk PLI 123-84 (Note 16)
	(xlii)	Insured’s Waiver of Premium Benefit AL 100 (Note 16)
	(xliv)	Insured's Accidental Death Benefit AL 110 (Note 16)
	(xlv)	Interim Term Insurance Benefit AL 160 (Note 16)
	(xlvi)	Level Term Insurance Benefit on Dependent Children (carry over rider from one policy to another ("CLT rider") AL 184 (Note 16)
	(xlvii)	Level Term Insurance Benefit on Dependent Children (prior contract converted and rider added for first time) ("CLT rider") AL 185 (Note 16)
	(xlviii)	Level Term Insurance Benefit on Dependent Children AL 182 (Note 16)
	(xlix)	Level Term Insurance Benefit on Life of Insured (10 & 20 yrs) AL 131 (Note 16)
	(l)	Living Needs Benefit Riders- ORD 87241-90-P (Note 16)
	(li)	Modification of Incontestability and Suicide Provisions PLI 76-82 (Note 16)
	(lii)	Modifying Waiver of Premium Benefit PLI 77-82 (Note 16)
	(liii)	Option to Purchase Additional Insurance on Life of Insured AL 140 (Note 16)
	(liv)	Supplementary Monthly Renewable Non-Convertible One Month Term Insurance
	(i)	for use with fixed death benefit Contract - VALA 500 (Note 16)
	(ii)	for use with variable death benefit Contract - VALB 500 (Note 16)
	(lv)	Term Insurance Benefit on Life of Insured Spouse-Decreasing Amount After Three Years AL 181 (Note 16)
	(lvi)	Term Insurance Benefit on Life of Insured—Decreasing Amount After Three Years AL 136 (Note 16)
	(lvii)	Terminate a Supplementary Benefit - PLI 78-82 (Note 16)
	(lviii)	Endorsement for Conversion of a Dependent Child - PLI 83-82 (Note 16)
	(lix)	Endorsement for Conversion of Level Term Insurance Benefit on a Child - PLI 85-82 (Note 16)
	(lx)	Endorsement providing for Variable Loan Interest Rate PLI 125-84 (Note 16)

(e)	Applications:
	(i)	Application for Variable Appreciable Life Insurance Contract. (Note 4)
	(ii)	Supplement to the Application for Variable Appreciable Life Insurance Contract. (Note 4)

(f)	Depositor’s Certificate of Incorporation and By-Laws:
	(i)	Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 4)
	(ii)	By‑laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 4)

(g)	Reinsurance Contracts:
	(i)	Agreement between Pruco Life and Prudential. (Note 2)
	(ii)	Amendment No.1 to the Agreement between Pruco Life and Prudential. (Note 8)
	(iii)	Amendment No.2 to the Agreement between Pruco Life and Prudential. (Note 8)
	(iv)	Amendment No.3 to the Agreement between Pruco Life and Prudential. (Note 8)
	(v)	Amendment No.4 to the Agreement between Pruco Life and Prudential. (Note 8)
	(vi)	Amendment No.5 to the Agreement between Pruco Life and Prudential. (Note 8)
	(vii)	Amendment No.6 to the Agreement between Pruco Life and Prudential. (Note 8)
	(viii)	Amendment No.7 to the Agreement between Pruco Life and Prudential. (Note 8)
	(ix)	Amendment No.8 to the Agreement between Pruco Life and Prudential. (Note 8)
	(x)	Amendment No.9 to the Agreement between Pruco Life and Prudential. (Note 8)
	(xi)	Amendment No.10 to the Agreement between Pruco Life and Prudential. (Note 8)
	(xii)	Amendment No.11 to the Agreement between Pruco Life and Prudential. (Note 8)
	(xiii)	Amendment No.12 to the Agreement between Pruco Life and Prudential. (Note 8)
	(xiv)	Amendment No.13 to the Agreement between Pruco Life and Prudential. (Note 8)

(h)	Participation Agreements:
	(i)	Participation Agreement between Pruco Life and Prudential Series Fund. (Note 12)
	(ii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Prudential Series Fund. (Note 13)
	(iii)	Advanced Series Trust (formerly American Skandia Trust) Participation Agreement, as amended June 8, 2005. (Note 14)
	(iv)	Amendment #1 to the Participation Agreement between Pruco Life Insurance Company ("Pruco Life") and Advanced Series Trust. (Note 15)

(i)	Administrative Contracts:
	(i)	Service Agreement between Prudential and the Regulus Group, LLC. (Note 7)
	(ii)	Revised Service Agreement between Prudential and the Regulus Group LLC, a TransCentra company. (Note 10)
	(iii)	Engagement Schedule No. 2 between Prudential and Regulus Group, LLC. (Note 11)

(j)	Other Material Contracts:
Not applicable.

(k)	Legal Opinion:
Opinion and Consent of Jordan K. Thomsen, Esq., as to the legality of the securities being registered. (Note 16)

(l)	Actuarial Opinion:
Not applicable.

(m)	Calculation:
Not applicable.

(n)	Other Opinions:

(i) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)
(ii) Powers of Attorney: Robert E. Boyle, Markus Coombs, Alan M. Finkelstein, Scott E. Gaul, Salene Hitchcock-Gear, Dylan J, Tyson. (Note 1)

(o)	Omitted Financial Statements:
Not applicable.

(p)	Initial Capital Agreements:
Not applicable.

(q)	Redeemability Exemption:
(i)
Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-2(b)(12)(ii) and method of computing cash adjustment upon exercise of right to exchange for fixed-benefit insurance pursuant to Rule 6e-2(b)(13)(v)(B). (Note 16)

(r)	Form of Initial Summary Prospectuses:
Not applicable.

---------------------------------------------------------

(Note 1)	Filed herewith.
(Note 2)	Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 20, 2006, on behalf of the Pruco Life Variable Appreciable Account.
(Note 3)	Incorporated by reference to Post-Effective Amendment No. 38 to this Registration Statement, filed April 13, 2007, on behalf of the Pruco Life Variable Appreciable Account.
(Note 4)	Incorporated by reference to Post-Effective Amendment No. 40 to this Registration Statement, filed April 21, 2009, on behalf of the Pruco Life Variable Appreciable Account.
(Note 5)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6, Registration No. 333-158634, filed, July 6, 2009, on behalf of the Pruco Life Variable Universal Account.
(Note 6)	Incorporated by reference to Post-Effective Amendment No. 41 to this Registration Statement, filed April 14, 2010, on behalf of the Pruco Life Variable Appreciable Account.
(Note 7)	Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 15, 2011, on behalf of the Pruco Life Variable Appreciable Account.
(Note 8)	Incorporated by reference to Post-Effective Amendment No. 45 to this Registration Statement, filed April 16, 2013, on behalf of the Pruco Life Variable Appreciable Account.
(Note 9)	Incorporated by reference to Post-Effective Amendment No. 46 to this Registration Statement, filed April 15, 2014, on behalf of the Pruco Life Variable Appreciable Account.
(Note 10)	Incorporated by reference to Post-Effective Amendment No. 20 to Form N-6, Registration No. 333-112808, filed April 7, 2014, on behalf of the Pruco Life Variable Universal Account
(Note 11)	Incorporated by reference to Post-Effective Amendment No. 28 to Form N-6, Registration No. 333-112808, filed April 7, 2015, on behalf of the Pruco Life Variable Universal Account
(Note 12)	Incorporated by reference to Post-Effective Amendment No. 51 to Form N-6, Registration No. 333-112808, filed April 6, 2018, on behalf of the Pruco Life Variable Universal Account
(Note 13)	Incorporated by reference to Post-Effective Amendment No. 41 to Form N-6, Registration No. 033-20000, filed April 10, 2018, on behalf of the Pruco Life Variable Universal Account
(Note 14)	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6, Registration No. 333-112808, filed August 12, 2005, on behalf of the Pruco Life Variable Universal Account.
(Note 15)	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6, Registration No. 333-158634, filed April 15, 2013, on behalf of the Pruco Life Variable Universal Account.
(Note 16)	Incorporated by reference to Post-Effective Amendment No. 55 to Form N-6, Registration No. 002-89558, filed April 4, 2023, on behalf of the Pruco Life Variable Universal Account.

Item 31. Directors and Officers of Pruco Life Insurance Company

The directors and officers of Pruco Life Insurance Company ("Pruco Life"), listed with their principal occupations, are shown below.

Name and Principal Business Address	Position and Offices with Pruco Life
KENYATTA BOLDEN (Note 6)	Chief Compliance Officer
ROBERT E. BOYLE (Note 1)	Director, Vice President, Chief Accounting Officer, and Chief Financial Officer
TODD BRYDEN (Note 2)	Chief Actuary and Senior Vice President
MARKUS COOMBS (Note 3)	Director and Vice President
WILLIAM J. EVERS (Note 3)	Vice President and Corporate Counsel
ALAN M. FINKELSTEIN (Note 4)	Director and Treasure
SCOTT E. GAUL (Note 5)	Director and Vice President
SALENE HITCHCOCK-GEAR (Note 3)	Director
MICHAEL A. PIGNATELLA (Note 2)	Vice President, Chief Legal Officer, and Secretary
JORDAN K. THOMSEN (Note 3)	Vice President and Corporate Counsel
DYLAN J. TYSON (Note 5)	Director, President, and Chief Executive Officer

(Note 1) 655 Broad Street, Newark, NJ 07102
(Note 2) 280 Trumbull Street, Hartford, CT 06103
(Note 3) 213 Washington Street, Newark, NJ 07102
(Note 4) 751 Broad Street, Newark, NJ 07102
(Note 5) 1 Corporate Drive, Shelton, CT 06484
(Note 6) 701 San Marco Boulevard, Jacksonville, FL 32207

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Pruco Life Insurance Company, a life insurance company organized under the laws of Arizona, is a direct wholly owned subsidiary of The Prudential Insurance Company of America and an indirect wholly owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, the text of which is hereby incorporated by reference.
Item 33. Indemnification
The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability, which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

Arizona, being the state of organization of Pruco Life, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco Life’s By-law, Article VIII, which relates to indemnification of officers and directors, was filed April 21, 2009 as exhibit Item 26. (f)(ii) to Form N-6 of this Registration Statement on behalf of the Pruco Life Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a) Other Activity:
Pruco Securities, LLC ("Pruco Securities"), an indirect wholly owned subsidiary of Prudential Financial, acts as the Registrant's principal underwriter of the Contract. Pruco Securities, organized as an LLC on September 22, 2003 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities' principal business address is 751 Broad Street, Newark, New Jersey 07102.
Pruco Securities acts as principal underwriter and general distributor for the following separate investment accounts and their affiliates:
•Pruco Life Variable Universal Account
•Pruco Life Variable Appreciable Account
•Pruco Life Variable Insurance Account
•Pruco Life PRUvider Variable Appreciable Account
•Pruco Life of New Jersey Variable Appreciable Account
•Pruco Life of New Jersey Variable Insurance Account
•The Prudential Variable Appreciable Account
•Separate Account VL I of Talcott Resolution Life Insurance Company
•Separate Account VL II of Talcott Resolution Life Insurance Company
•Separate Account One of Talcott Resolution Life Insurance Company
•Separate Account Five of Talcott Resolution Life Insurance Company
•Separate Account VL I of Talcott Resolution Life & Annuity Insurance Company
•Separate Account VL II of Talcott Resolution Life & Annuity Insurance Company
•Separate Account Five of Talcott Resolution Life & Annuity Insurance Company
•Union Security Insurance Company Variable Account C

The Contract is sold by registered representatives of Pruco Securities who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker‑dealers authorized by Pruco Securities and applicable law to do so.
(b) Management:

Managers And Officers Of Pruco Securities, LLC

Name and Principal Business Address	Position and Office with Pruco Securities
Robert Begun (Note 1)	President, Manager, Principal Operations Officer
Moira M. Buckley (Note 3)	Manager
John M. Cafiero (Note 2)	Assistant Secretary
David Camuzo (Note 1)	Secretary
Susanna Davi (Note 2)	Assistant Treasurer
Dexter M. Feliciano (Note 1)	Vice President, Chief Operating Officer, Manager
Kelly Florio (Note 2)	Anti-Money Laundering Officer
Anthony M. Fontano (Note 1)	Vice President, Manager
Jennifer H. Gascho (Note 2)	Assistant Controller
Peter C. Gayle (Note 1)	Vice President, Manager
Bradford O. Hearn (Note 1)	Chairman, Manager
Patrick L. Hynes (Note 1)	Manager
Yoo J. Kim (Note 2)	Assistant Controller

Milton T. Landes (Note 1)	Vice President
Conway Lee (Note 1)	Chief Compliance Officer
Tina Lloyd (Note 1)	Assistant Secretary
Joseph B. McCarthy (Note 2)	Assistant Treasurer
Juzer Mohammedshah (Note 1)	Treasurer
Julia E. Moran (Note 1)	Chief Legal Officer, Assistant Secretary
Maggie Palen (Note 2)	Assistant Secretary
Robert P. Smit (Note 2)	Vice President, Controller, Chief Financial Officer, Principal Financial Officer
Jordan K. Thomsen (Note 1)	Assistant Secretary
Dianne Trinkle (Note 2)	Assistant Controller

(Note 1) 213 Washington Street, Newark, NJ 07102
(Note 2) 751 Broad Street, Newark, NJ 07102
(Note 3) 1124 NW Couch Street, Portland, OR 97209

(c) Compensation From the Registrant:
Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives. Pruco Securities retained compensation of $3,890,506 in 2022, $4,092,005 in 2021, and $3,347,257 in 2020.
The sum of the chart below is $434,967,961, which represents Pruco Securities’ total 2022 Variable Life Distribution Revenue. The amount includes both agency distribution and broker-dealer distribution.

Commissions and other compensation received from the registrant during the last fiscal year with respect to variable life insurance products.
Name of Principal Underwriter	Net Underwriting Discounts and Commissions*	Compensation on Redemption	Brokerage Commission**	Other Compensation
Pruco Securities	$131,014,945	$0	$303,953,016	$0

* Represents Variable Life Distribution Revenue for the agency channel.
** Represents Variable Life Distribution Revenue for the broker-dealer channel.
Because Pruco Securities registered representatives who sell the Contracts are also our life insurance agents, they may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.

Item 35. Location Of Accounts and Records
Provided in the most recent report on Form N-CEN.
Item 36. Management Services
Not applicable.
Item 37. Fee Representation
Pruco Life Insurance Company (“Pruco Life”) represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 7th day of September, 2023.

Pruco Life Variable Appreciable Account
(Registrant)
By:	/s/ Christopher J. Madin
Christopher J. Madin
Vice President and Corporate Counsel
Pruco Life Insurance Company
(Depositor)
By:	/s/ Christopher J. Madin
Christopher J. Madin
Vice President and Corporate Counsel
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 7th day of September, 2023.

Signature and Title

/s/ *
Robert E. Boyle
Director, Vice President, Chief Accounting Officer, and Chief Financial Officer

/s/ *
Markus Coombs
Director and Vice President

/s/ *
Alan M. Finkelstein
Director and Treasure
	*By:	/s/ Christopher J. Madin
/s/ *		Christopher J. Madin
Scott E. Gaul		(Attorney-in-Fact)
Director, Vice President

/s/ *
Salene Hitchcock-Gear
Director

/s/ *
Dylan J. Tyson
Director, President, and Chief Executive Officer